Financial assets and liabilities - Summary of Contingent Consideration Inputs (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) $ / shares $ / shares	Jan. 31, 2026 USD ($)	Jun. 30, 2025 $ / shares
Disclosure Of Financial Instruments [Line Items]
Share Price (in AUD per share) | $ / shares		$ 1.62
Fair value	$ 16,264,000	$ 27,503,000
Derivative financial liabilities	$ 0	$ 10,262,000
Contingent consideration
Disclosure Of Financial Instruments [Line Items]
Exercise price (in AUD per share) | $ / shares				$ 3.15
Expected Term	12 months	7 months
Dividend Yield		0.00%
Expected Volatility		73.57%
Risk Free Interest Rate		3.47%
Fair value per share (in USD per share) | $ / shares		$ 1.0033
Fair value	$ 0	$ 10,262,224
Derivative financial liabilities			$ 2,400,000